LOANS AND BORROWINGS - Narrative (Details) - Fixed rate instruments	May 28, 2020 CAD ($) tranche	Jan. 10, 2020 CAD ($) tranche	Jan. 25, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jul. 10, 2020 CAD ($)	May 07, 2020 USD ($)	Apr. 06, 2020 CAD ($)
Senior unsecured medium-term notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Number of tranches | tranche	2	3
Senior unsecured medium-term notes series 10
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 250,000,000			$ 650,000,000
Nominal interest rate		4.02%		402.00%	402.00%
Senior unsecured medium-term notes series 11
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000			$ 800,000,000
Nominal interest rate		4.75%		475.00%	475.00%
Senior unsecured medium-term notes series 12
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 250,000,000			$ 650,000,000
Nominal interest rate		3.62%		362.00%	362.00%
Revolving unsecured credit facility maturing in April 2022
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 800,000,000			$ 800,000,000
Revolving unsecured credit facility maturing in May 2024
Disclosure of detailed information about borrowings [line items]
Notional amount					2,500,000,000
Non-revolving term loan facility maturing in May 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 250,000,000			$ 250,000,000
Non-revolving term loan matures in August 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000				500,000,000
Senior unsecured medium-term notes series 16
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000				$ 400,000,000
Nominal interest rate	4.76%			467.00%	467.00%
Senior unsecured medium-term notes series 7
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 100,000,000				$ 600,000,000
Nominal interest rate	3.71%			371.00%	371.00%
Senior unsecured notes series C
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 0
Nominal interest rate				558.00%	558.00%
Notional amount repaid at maturity						$ 200,000,000
Series 1 Subordinated Notes | Issuance of Debt
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 600,000,000
Nominal interest rate			4.80%